Offerings	Jan. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	493,899
Proposed Maximum Offering Price per Unit	10.50
Maximum Aggregate Offering Price	$ 5,185,939.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 716.18
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

The number of shares of Class A common stock, par value $0.0001 per share (the “Common Stock”) of Presidio PubCo Inc. (“Presidio”), being registered represents (i) an additional 536,625 shares of Common Stock issuable to the PIH Rollover Holders (as defined in the registration statement) following the finalization of the rollover elections by the PIH Rollover Holders, less (ii) the associated decrease of 42,726 shares of Common Stock issuable upon the conversion of Class B ordinary shares, par value $0.0001 per share (the “Founder Shares”) of EQV Ventures Acquisition Corp., a Cayman Islands exempted company (“EQV”), held by EQV Ventures Sponsor LLC (the “Sponsor”), compared to the previously registered amounts in Note 4 below.

Calculated in accordance with Rules 457(c) and 457(f)(l) under the Securities Act, based on the average of the high and low prices of the Common Stock on the New York Stock Exchange (“NYSE”) on January 7, 2025 (such date being within five business days of the date that this amended registration statement was filed with the U.S. Securities and Exchange Commission (the “SEC”)) ($10.50 per Class A Share).
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	65,297,273
Proposed Maximum Offering Price per Unit	10.37
Maximum Aggregate Offering Price	$ 677,132,721.01
Amount of Registration Fee	$ 103,669.02
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

The number of shares of Common Stock registered at the time of the initial registration statement represents: (i) 35,000,000 shares of Common Stock issuable upon the conversion of 35,000,000 Class A ordinary shares, par value $0.0001 per share (the “Class A Shares”) of EQV that were issued as part of the units in EQV’s initial public offering (the “IPO”); (ii) 11,666,666 shares of Common Stock issuable upon the exercise of 11,666,666 warrants that were issued as part of the units in the IPO (the “public warrants”); (iii) 7,664,763 shares of Common Stock issuable upon the conversion of 7,664,763 Founder Shares held by the Sponsor; (iv) 400,000 shares of Common Stock issuable upon the conversion of 400,000 Class A Shares that formed a part of the units (“private placement shares”) that were sold to the Sponsor in a private placement that occurred concurrently with the closing of the IPO (the “private placement”); (v) 133,333 shares of Common Stock issuable upon the exercise of 133,333 warrants that formed a part of the units that were sold to the Sponsor in the private placement (“private placement warrants”); (vi) 262,500 shares of Common Stock issuable upon the conversion of 262,500 private placement shares that were sold to BTIG, LLC in the private placement; (vii) 87,500 shares of Common Stock issuable upon the exercise of 87,500 private placement warrants that were sold to BTIG, LLC in the private placement; (viii) 6,500,251 shares of Common Stock issuable to the PIH Rollover Holders; (ix) 3,422,260 shares of Common Stock issuable to EQV Resources Intermediate LLC, and (x) 160,000 shares of Common Stock issuable upon the conversion of 160,000 Class A Shares held by EQV’s non-employee directors.

Calculated in accordance with Rules 457(c) and 457(f)(l) under the Securities Act, based on the average of the high and low prices of the Class A Shares on the NYSE on August 29, 2025 (such date being within five business days of the date that the registration statement was first filed with the SEC) ($10.37 per Class A Share).

Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase Class A common stock, par value $0.0001 per share
Amount Registered | shares	11,887,499
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Represents 11,666,666 public warrants and 220,833 private placement warrants.

Calculated in accordance with Rules 457(c), 457(f)(1), and 457(i) under the Securities Act, based on the sum of (i) the average of the high and low prices of the public warrants on the NYSE on August 29, 2025 (such date being within five business days of the date that the registration statement was first filed with the SEC) and (ii) the $11.50 exercise price of the public warrants. Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, the registration fee with respect to the public warrants has been allocated to the Common Stock issuable upon exercise of the public warrants and included in the registration fee paid in respect of such shares of Common Stock.